Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

	December 31
	2023	2022
Cost:
Laboratory equipment	$1,979	$1,491
Production equipment	1,769	1,673
Greenhouse equipment	771	751
Computer and electronic equipment	306	231
Office furniture	266	300
Leasehold improvements	3,503	3,310
Vehicles	241	251
	8,835	8,007
Less:
Accumulated depreciation	(6,046)	(5,041)
Property and Equipment, net	$2,789	$2,966

Depreciation expenses totaled $1,045, $1,036 and $773 for the years ended December 31, 2023, 2022 and 2021, respectively.

During the year ended December 31, 2023, 2022 and 2021, the Company disposed of property and equipment in the net amount of $86, $7 and $33, respectively.